SCHEDULE OF FAIR VALUE MEASUREMENTS MEASURED AT FAIR VALUE ON A RECURRING BASIS (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Platform Operator, Crypto-Asset [Line Items]
Assets
Convertible Loans	2,257
Warrants	24
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto-Asset [Line Items]
Assets
Convertible Loans
Warrants
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto-Asset [Line Items]
Assets
Convertible Loans
Warrants
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto-Asset [Line Items]
Assets
Convertible Loans	2,257
Warrants	$ 24